Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Loans and Borrowings	Loans and Borrowings

						Carrying value, including accrued interest
Description	Currency	Security	Maturity (Months)	Coupon rate	Principal to be repaid	December 31, 2024	December 31, 2023
Senior Notes	USD	Unsecured	61	6.50%	$400,000	$404,152	$403,274
Senior credit facility	USD	Secured	24	SOFR plus 2.00% - 4.50%	135,000	134,212	—
Copper Prepayment Facility	USD	Secured	24	8.84%	44,444	46,530	—
Equipment finance loans	USD	Secured	1 - 28	5.00% - 8.35%	12,744	12,933	16,175
Equipment finance loans	EUR	Secured	14 - 18	5.25%	522	544	1,000
Equipment finance loans	BRL	Unsecured	1 - 17	nil% - 16.63%	2,519	2,597	3,409
Bank loan	BRL	Unsecured	23	CDI + 0.50%	1,215	1,221	2,375
Total					$596,444	$602,189	$426,233

Current portion						$45,893	$20,381
Non-current portion						$556,296	$405,852
The movements in loans and borrowings are comprised of the following:

	Year ended Dec. 31, 2024					Year ended December 31, 2023
	Senior Notes	Senior Credit Facility	Copper Prepayment Facility	Other	Consolidated	Consolidated
Balance, beginning of year	$403,274	$—	$—	$22,959	$426,233	$418,057
Proceeds from loans and borrowings		155,000	50,000	9,565	214,565	14,889
Principal payments	—	(20,000)	(5,556)	(14,394)	(39,950)	(7,786)
Interest payments	(26,000)	(3,906)	(810)	(1,450)	(32,166)	(27,461)
Interest costs, including interest capitalized	26,878	4,886	3,271	1,432	36,467	28,282
Deferred transaction costs	—	(1,768)	(375)	—	(2,143)	—
Foreign exchange	—	—	—	(817)	(817)	252
Balance, end of year	$404,152	$134,212	$46,530	$17,295	$602,189	$426,233

(a)     Senior Notes

In February 2022, the Company issued $400 million aggregate principal amount of senior unsecured notes (the “Senior Notes”). The Company received net proceeds of $392.0 million after transaction costs of $8.0 million. The Senior Notes mature on February 15, 2030 and bear annual interest at 6.5%, payable semi-annually in February and August of each year.

MCSA has provided a guarantee of the Senior Notes on a senior unsecured basis. The Senior Notes are direct, senior obligations of the Company and MCSA, and are not secured by any mortgage, pledge or charge.

The Senior Notes are subject to early redemption options by the Company. On or after February 15, 2025, the Company has the option, in whole or in part, to redeem the Senior Notes at a price ranging from 103.25% to 100% of the principal amount together with accrued and unpaid interest, if any, to the date of redemption, with the rate decreasing based on the length of time the Senior Notes are outstanding.

Upon the occurrence of specific kinds of changes of control triggering events, each holder of the Senior Notes will have the right to cause the Company to repurchase some or all of its Senior Notes at 101% of their principal amount, plus accrued and unpaid interest to, but not including, the repurchase date.

The Senior Notes are recognized as financial liabilities, net of unamortized transaction costs, and measured at amortized cost using an effective interest rate of 6.7%.
(b)    Senior Credit Facility

The Company has a Senior Revolving Credit Facility ("Senior Credit Facility") with a borrowing limit of $150.0 million which matures from December 2026 to December 2028. Amounts drawn on the Senior Credit Facility bear interest on a sliding scale at a rate of SOFR plus 2.00% to 4.50% depending on the Company’s consolidated total leverage ratio. Commitment fees for any undrawn portion of the Senior Credit Facility are based on a sliding scale between 0.45% to 1.01%. As at December 31, 2024, the Senior Credit Facility bears an weighted average interest rate of 8.06% on its drawn balance and a commitment fee of 0.79% on its undrawn balance.

During the year ended December 31, 2024, the Company drew down a total of $155.0 million from its Senior Credit Facility and repaid $20.0 million of the principal amount of the facility. As a result, the net drawdown on the Senior Credit Facility for the year ended December 31, 2024 was $135.0 million.

The Senior Credit Facility is secured by the shares of MCSA, NX Gold and Ero Gold. The Company is required to comply with certain financial covenants, which are required to be tested at each quarter end. These covenants include (a) a total leverage ratio based on total indebtedness to rolling four quarters adjusted earnings before interest, taxes, depreciation and amortization ("Rolling EBITDA"); (b) a total leverage ratio based on senior indebtedness to Rolling EBITDA; and (c) an interest coverage ratio based on Rolling EBITDA. The Senior Credit Facility provides for negative covenants customary for this type of facilities and permits additional equipment debt and finance leases of up to $50.0 million. As at December 31, 2024, the Company is in compliance with these financial covenants.

(c)    Copper Prepayment Facility

In May 2024, the Company entered into a non-priced copper prepayment facility with a bank syndicate. Under this facility, the Company received net proceeds of $49.6 million, representing gross proceeds of $50.0 million less transaction costs of $0.4 million. The Company has the option to increase the size of the non-priced copper prepayment facility from $50.0 million to $75.0 million until March 31, 2025.

In exchange, the Company is obligated to repay the $50.0 million facility over 27 equal monthly installments, beginning in October 2024, through the delivery of a minimum of 272 tonnes of copper each month. The copper to be delivered by the Company will be in the form of LME Copper Warrants. Each monthly delivery's value will be determined based on prevailing market copper prices at the time of delivery. Should the value of any delivery exceed the amount of the monthly installment payment of $2.1 million, the excess value will be repaid to the Company. During the year ended December 31, 2024, the Company repaid three monthly installment payments totaling $6.4 million, including $5.6 million of principal and$0.8 million of interest.

As the contractual obligation of the facility will be settled in the form of financial assets, the facility is accounted for as a financial liability measured at amortized cost using the effective interest rate method. Transaction costs are included in the initial measurement of the liability and amortized over the term of the facility.
The facility is secured by the shares of MCSA, NX Gold and Ero Gold.